Exhibit 99.1

Administrative Report of Protective Life Secured Trust 2006-16 (the "Trust")
for the Trust's
Floating Rate InterNotes® due 2008 (the "Notes")
CUSIP: 74367CDW2

September 15, 2006

To the holders of the Notes:

AMACAR Pacific Corp., as Administrator for the Trust, hereby gives notice with respect to the Interest Payment Date of September 15, 2006, as follows:

1.     The amounts of principal, interest and premium received by the Indenture Trustee from Protective Life Insurance Company in respect of Funding Agreement No. GA 6092 (the "Funding Agreement") since the Original Issue Date are set forth below:
Interest:	$152,827.80
Principal:	0.00
Premium:	0.00

2.     The amounts of principal, interest and premium paid by the Indenture Trustee to the holders of the Notes since the Original Issue Date are set forth below:
Interest:	$152,827.73
Principal:	0.00
Premium:	0.00

3.     The aggregate stated principal amount, current interest rate and rating of the Funding Agreement are as set forth below:
Aggregate Stated Principal Amount:	$36,120,015
Current Interest Rate:	5.30%
Rating of the Funding Agreement :
Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.:	AA
Moody's Investors Service, Inc.:	Aa3

4.     The aggregate stated principal amount, current interest rate and rating of the Notes are as set forth below:
Aggregate Stated Principal Amount:	$36,120,000
Current Interest Rate:	5.30%
Rating of the Notes:
Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.:	AA
Moody's Investors Service, Inc.:	Aa3

AMACAR Pacific Corp., as Administrator of
Protective Life Secured Trust 2006-16

By: /s/ EVELYN ECHEVARRIA

Name: Evelyn Echevarria
Title:   Vice President